CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 850,736	$ 1,305,281	$ 2,308,916
Investment in trading securities, at fair value cost of $710,297 (December 31, 2013 - $779,097, December 31, 2012 - $766,331)	81,012	141,030	260,434
Receivables and other assets	103,047	270,884	123,172
Inventory	89,938	0	0
Total current assets	1,124,733	1,717,195	2,692,522
Restricted cash	221,322	221,322	220,961
Equipment	632,735	820,813	1,065,472
Mineral properties	734,422	857,422	857,422
TOTAL ASSETS	2,713,212	3,616,752	4,836,377
Current
Accounts payable and accrued liabilities	230,798	310,912	404,507
Asset retirement obligation	96,395	0	0
Warrant liability	0	992	339,589
Total current liabilities	327,193	311,904	744,096
Asset retirement obligations	0	203,395	187,395
Total liabilities	327,193	515,299	931,491
Shareholders' equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 45,811,417 common shares (December 31, 2013 - 46,263,917 common shares, December 31, 2012 - 46,539,917 common shares)	45,811	46,264	46,540
Additional paid in capital	30,990,260	31,018,184	31,070,399
Deficit	(1,427,764)	(1,427,764)	(1,427,764)
Deficit accumulated during the exploration stage	(26,247,372)	(25,553,473)	(24,811,380)
Total Xtra-Gold Resources Corp. shareholders' equity	3,360,935	4,083,211	4,877,795
Non-controlling interest	(974,916)	(981,758)	(972,909)
Total shareholders' equity	2,386,019	3,101,453	3,904,886
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,713,212	$ 3,616,752	$ 4,836,377